Annual Total Returns (Capital Growth Portfolio - Capital Growth Portfolio Annuity) (Capital Growth Portfolio, Capital Growth Portfolio - Capital Growth Portfolio)	18 Months Ended
Jun. 30, 2013
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Annual Total Return
2012	15.47%
2011	(0.93%)
2010	13.08%
2009	34.30%
2008	(30.36%)
2007	12.48%
2006	11.63%
2005	7.68%
2004	17.63%
2003	37.24%